Allowance for Doubtful Accounts, Sales Returns and Discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 1,395	$ 775	$ 727
Charges to earnings	155	620	310
Amounts utilized	(1,550)	0	(262)
Balance at end of year	$ 0	$ 1,395	$ 775